Intangible Assets and Goodwill (Tables) - Draft Kings Inc	12 Months Ended
Dec. 31, 2019
Summary of intangible assets

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	—	$3,328	$(3,328)	$—
Internally developed software	2.35 years	43,753	(21,188)	22,565
State licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$59,084	$(25,145)	$33,939

The Company has the following intangible assets, net at December 31, 2018:

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	0.5 years	$3,328	$(3,013)	$315
Internally developed software	2.45 years	28,937	(12,572)	16,365
State licenses	0.75 years	251	(55)	196
Intangible Assets, net		$32,516	$(15,640)	$16,876

Schedule of estimated future amortization of intangible assets

Year ending December 31,
2020	$13,048
2021	10,250
2022	6,241
2023	2,200
2024 and thereafter	2,200
Total	$33,939

Schedule of Goodwill

Balance as of December 31, 2017	$4,399
Goodwill acquired	339
Balance as of December 31, 2018	$4,738
Goodwill acquired	—
Balance as of December 31, 2019	$4,738